Note 5 - Other Receivables (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Guangdong Jintaiping Asset Management Service Company [Member]	Dec. 31, 2012 Guangdong Jintaiping Asset Management Service Company [Member]	Dec. 31, 2013 Puyi Investment [Member]	Dec. 02, 2013 Puyi Investment [Member]
Note 5 - Other Receivables (Details) [Line Items]
Percentage of Ownership Interest	19.50%	19.50%
Other Receivables, Gross, Current			7,987	7,987
Related Party Transaction, Rate	8.00%	8.00%
Due from Related Party Principal Receivable, Current	130,651	44,436